Inventories (Tables)	12 Months Ended
Jun. 30, 2018
Inventories Abstract
Schedule of inventories

	30 June 2018 AUD$	30 June 2017 AUD$

Current Inventory

Raw materials	198,585	1,793,882
Work in Progress	33,625	48,425
Finished goods	265,692	357,478
Prepaid inventory and supplies	—	136,342
Total Inventory	497,902	2,336,127

Schedule of non current inventories

During the current financial period, management has performed an assessment on its raw materials and utilization within 12 months from reporting date and have determined AUD$198,585 of raw materials relating to Colostrum will be consumed within 12 months and the remaining balance of AUD$2,171,867 will be consumed after 12 months from reporting date.

	30 June 2018 AUD$	30 June 2017 AUD$

Non-Current Inventory

Raw materials	2,171,867	—
Total Non-Current Inventory	2,171,867	168,336